CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents, excluding restricted cash	$ 27,066	$ 34,867	$ 18,147
Restricted cash	20,400	21,900
Accounts receivable, net of allowance	55,516	55,794	57,928
Prepaid expenses	6,649	4,778	4,475
Assets held for sale	77,850	23,858	757
Other current assets	13,593	17,142	17,009
Total current assets	201,074	158,339	98,316
Long-term accounts receivable, net of allowance	71,474	75,549	87,148
Cemetery property	303,628	320,605	331,137
Property and equipment, net of accumulated depreciation	93,472	103,400	112,716
Merchandise trusts, restricted, at fair value	437,638	517,192	488,248
Perpetual care trusts, restricted, at fair value	284,832	343,619	330,562
Deferred selling and obtaining costs	113,611	114,944	113,644
Deferred tax assets	87	81	86
Goodwill			24,862
Intangible assets	55,942	56,246	61,421
Other assets	26,661	29,393	22,241
Total assets	1,588,419	1,719,368	1,670,381
Current liabilities:
Accounts payable and accrued liabilities	49,941	55,134	59,035
Liabilities held for sale	52,437	20,668
Accrued interest	117	125	1,967
Current portion, long-term debt	2,139	374	798
Total current liabilities	104,634	76,301	61,800
Long-term debt, net of deferred financing costs	341,443	367,963	320,248
Deferred revenues	867,407	949,375	919,606
Deferred tax liabilities	35,847	34,613	6,675
Perpetual care trust corpus	284,832	343,619	330,562
Other long-term liabilities	47,368	49,987	42,108
Total liabilities	1,681,531	1,821,858	1,680,999
Commitments and contingencies
Owners' equity:
Common stock,value	944	944
Paid-in capital in excess of par value	(103,059)	(103,434)
Retained earnings	9,003
Total owners' equity	(93,112)	(102,490)	(10,618)
Members' equity			(10,618)
Total liabilities and owners' equity	$ 1,588,419	1,719,368	1,670,381
Previously Reported
Current assets:
Cemetery property			330,841
Deferred selling and obtaining costs			112,660
Total assets			1,669,101
Current liabilities:
Deferred revenues			914,286
Total liabilities			1,675,679
Owners' equity:
Common stock,value		944,474
Paid-in capital in excess of par value		$ (1,046,964)
Members' equity			$ (6,578)